Note 4 - Fair Value Measurement - Fair Value of Long-term Debt (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Senior Secured Notes [Member] | Reported Value Measurement [Member]
Debt, fair value		$ 167,553,000	$ 152,553,000
Senior Secured Notes [Member] | Estimate of Fair Value Measurement [Member]
Debt, fair value		178,025,063	156,366,825
Seller Notes [Member] | Reported Value Measurement [Member]
Debt, fair value		8,292,050	8,626,150
Seller Notes [Member] | Estimate of Fair Value Measurement [Member]
Debt, fair value		8,292,050	8,626,150
Capital Lease Obligations [Member] | Reported Value Measurement [Member]
Debt, fair value	632,000	652,752	845,791
Capital Lease Obligations [Member] | Estimate of Fair Value Measurement [Member]
Debt, fair value	$ 632,000	$ 652,752	$ 845,791